Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Realized gains on sales and redemptions for physical bullion	$ 5,417,320	$ 923,964
Change in unrealized gains	33,932,533	6,643,266
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	101,503,346	125,325,241
Purchases	1,733,951
Sales	(1,034,956)	(1,215,065)
Redemptions for physical bullion	(23,905,142)	(30,174,060)
Realized gains on sales and redemptions for physical bullion	5,417,320	923,964
Change in unrealized gains	33,932,533	6,643,266
Balance at end of year	$ 117,647,052	$ 101,503,346